Contingent Liabilities and Commitments - Summary of Future Rental Commitments to be Paid Under Non-cancellable Operating Leases (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
2019 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future rental commitments for operating lease contracts	€ 0	€ 268
2019 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future rental commitments for operating lease contracts	260	195
2020 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future rental commitments for operating lease contracts	230	165
2021 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future rental commitments for operating lease contracts	201	152
2022 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future rental commitments for operating lease contracts	166	116
Years after 2022 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future rental commitments for operating lease contracts	€ 521	€ 356